Share-based compensation - Stock appreciation rights - Cost related to non-vested awards (Details) - Stock appreciation rights $ in Thousands	Mar. 31, 2023 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2023	$ 255	[1]
2024	57
Total	$ 312

[1]	(1) Nine-month period ending December 31, 2023.